Average Annual Total Returns (Vanguard Long-Term Government Bond Index Fund ETF)	Vanguard Long-Term Government Bond Index Fund Vanguard Long-Term Government Bond Index Fund - ETF Shares 9/1/2013 - 8/31/2014	Return After Taxes on Distributions Vanguard Long-Term Government Bond Index Fund Vanguard Long-Term Government Bond Index Fund - ETF Shares 9/1/2013 - 8/31/2014	Return After Taxes on Distributions and Sale of Fund Shares Vanguard Long-Term Government Bond Index Fund Vanguard Long-Term Government Bond Index Fund - ETF Shares 9/1/2013 - 8/31/2014	Based on Market Value Vanguard Long-Term Government Bond Index Fund Vanguard Long-Term Government Bond Index Fund - ETF Shares 9/1/2013 - 8/31/2014	Barclays U.S. Long Government Float Adjusted Index Vanguard Long-Term Government Bond Index Fund Vanguard Long-Term Government Bond Index Fund - ETF Shares 9/1/2013 - 8/31/2014
Average Annual Returns for Periods Ended December 31, 2013
One Year	(12.73%)	(13.84%)	(7.16%)	(12.40%)	(12.49%)
Since Inception	5.06%	3.79%	3.46%	5.10%	5.27%